Consolidated Statements of Changes In Stockholders' Equity - USD ($)		Class A Ordinary Shares		Class B Ordinary Shares		Additional Paid in Capital [1]	Receivable from Shareholder	Accumulated deficit	Accumulated other comprehensive (loss) income	Total
Balance at Dec. 31, 2017		$ 314	[1]	$ 395	[1]	$ 12,503,046	$ (8,437,688)	$ (827,431)	$ (88,843)	$ 3,149,793
Balance (in Shares) at Dec. 31, 2017	[1]	3,140,388		3,949,993
Subscription payments			[1]		[1]		5,415,082			5,415,082
Net income (loss)			[1]		[1]			(2,771,208)		(2,771,208)
Other comprehensive income (loss)			[1]		[1]				(24,749)	(24,749)
Balance at Dec. 31, 2018		$ 314	[1]	$ 395	[1]	12,503,046	(3,022,606)	(3,598,639)	(113,592)	5,768,918
Balance (in Shares) at Dec. 31, 2018	[1]	3,140,388		3,949,993
Return of capital			[1]		[1]	(4,898,012)	3,022,606			(1,875,406)
Dividends declared			[1]		[1]			(4,994,616)		(4,994,616)
Net income (loss)			[1]		[1]			8,216,352		8,216,352
Other comprehensive income (loss)			[1]		[1]				75,637	75,637
Balance at Dec. 31, 2019		$ 314	[1]	$ 395	[1]	7,605,034		(376,903)	(37,955)	7,190,885
Balance (in Shares) at Dec. 31, 2019	[1]	3,140,388		3,949,993
Effect of reverse recapitalization, net of costs	[2]	$ 336	[1]	$ 580	[1]	(2,242,234)				(2,241,318)
Effect of reverse recapitalization, net of costs (in Shares)	[1],[2]	3,357,574		5,801,221
Conversion of rights to ordinary shares upon the reverse recapitalization		$ 115	[1]		[1]	(115)
Conversion of rights to ordinary shares upon the reverse recapitalization (in Shares)		1,150,000	[1]
Shares issued to prior D&O		$ 30	[1]		[1]	59,970				60,000
Shares issued to prior D&O (in Shares)		300,000	[1]
Shares issued in connection with August 2020 PIPE, net of costs		$ 165	[1]		[1]	2,530,536				2,530,701
Shares issued in connection with August 2020 PIPE, net of costs (in Shares)		1,650,000	[1]
Shares issued as a result of post-merger consideration adjustment		$ 3	[1]	$ 9	[1]	(12)
Shares issued as a result of post-merger consideration adjustment (in Shares)	[1]	29,591		91,882
2020 incentive shares granted and unissued			[1]		[1]	3,656,800				3,656,800
Detachable warrants issued in connection with December 2020 Convertible Debenture, net of costs			[1]		[1]	454,089				454,089
Beneficial conversion feature in connection with December 2020 Convertible Debenture			[1]		[1]	205,693				205,693
Net income (loss)			[1]		[1]			(2,575,459)		(2,575,459)
Other comprehensive income (loss)			[1]		[1]				20,487	20,487
Balance at Dec. 31, 2020		$ 963	[1]	$ 984	[1]	$ 12,269,761		$ (2,952,362)	$ (17,468)	$ 9,301,878
Balance (in Shares) at Dec. 31, 2020	[1]	9,627,553		9,843,096

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1
[2]	As a result of the restatement the reverse recapitalization has been reduced by the fair value of approximately $2.2 million of Public Warrants and Private Warrants as a liability as of June 16, 2020 that is discussed in Note 1